Debt (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings, by type [abstract]
Summary of debt

	December 31, 2023	December 31, 2022
Senior notes due 2029, net of unamortized transaction fees of $5,325 (2022 – $6,077) and initial redemption option of $3,652	$498,326	$498,090
Redemption option derivative asset	(5,635)	(3,676)
Term Facility commercial loans, net of unamortized transaction fees of $15,490	100,890	—
Term Facility RRF loans, net of unamortized transaction fees of $6,037	39,209	—
Term Facility revolving VAT facility	3,269	—
	$636,059	$494,414

Reconciliation of debt arising from financing activities

	2023		2022
	Senior notes due 2029	Term Facility	Senior notes due 2029

Balance beginning of year	$494,414	$—	$489,763

Financing cash flows related to debt:
Proceeds from Term Facility commercial loans	—	114,602	—
Proceeds from Term Facility RRF loans	—	52,136	—
Proceeds from Term Facility revolving VAT facility	—	14,588	—
Repayment of Term Facility revolving VAT facility	—	(11,328)	—
Interest paid	(31,250)	(3,655)	(31,250)
Debt transaction costs	—	(22,084)	—
Total financing cash flows related to debt	$(31,250)	$144,259	$(31,250)

	$463,164	$144,259	$458,513

Non-cash changes recorded in debt:
Interest incurred	31,486	4,526	31,472
Change in fair value of redemption option derivative asset relating to senior notes due 2029	(1,959)	—	4,429
Recording RRF loans at fair value on initial recognition	—	(8,016)	—
Foreign exchange losses	—	2,599	—
Balance end of year	$492,691	$143,368	$494,414